Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 37,710	$ 4,116	$ 234,907
Inventory	19,695	20,327	25,058
Prepaid expenses & Other current assets	121,142	23,449	21,006
Total current assets	178,547	47,892	280,971
Other Assets
Fixed Assets, net	3,625	5,078	7,645
ROU Asset, net			62,812
Total other assets	3,625	5,078	70,457
Total assets	182,172	52,970	351,428
Current liabilities
Accounts payable	404,733	527,835	162,873
Accrued liabilities	792,213	551,281	755,269
Lease liability			64,306
Interest payable	395,138	307,275	38,530
Convertible notes payable		1,727,633	751,268
Embedded derivative liability	1,532,480
Total current liabilities	6,158,592	3,154,024	2,772,246
Derivative liability – warrant	743,655
Total long-term liabilities	743,655	1,000,000
Total liabilities	6,902,247	4,154,024	2,772,246
Stockholders’ deficit
Preferred stock, value	400	400	400
Common stock, value	32,065	31,787	27,953
Additional paid in capital	96,211,889	95,447,597	56,077,950
Subscription payable	100,000	50,000
Accumulated deficit	(103,064,429)	(99,630,838)	(58,527,121)
Total stockholders’ deficit	(6,720,075)	(4,101,054)	(2,420,818)
Total liabilities and stockholders’ deficit	182,172	52,970	351,428
Nonrelated Party [Member]
Current liabilities
Convertible notes payable	1,984,028	1,727,633	751,268
Related Party [Member]
Current liabilities
Convertible notes payable	1,050,000	40,000	1,000,000
Related party convertible notes payable - long term		$ 1,000,000